Research And development	12 Months Ended
Dec. 31, 2013
Research and Development Expense [Abstract]
Research and development
Research and development

Research and Development consists of the following:

	Year ended December 31,
	2011	2012	2013
Research and development expenses	130,153	150,118	76,427
Research and development grants and credits	(753)	(899)	(1,036)
Total research and development expenses	129,400	149,219	75,391

The Company’s operations in the Netherlands, Germany and the United States receive research and development grants and credits from various sources.